UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09205
                                                     ---------

                      Advantage Advisers Xanthus Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
  SHARES                                                         MARKET VALUE

          INVESTMENT IN SECURITIES - 105.54%

          U.S. COMMON STOCK - 41.82%

            COMPUTER SERVICES - 2.38%
   319,904      Manhattan Associates, Inc.*           (a)           $ 8,768,569
   173,760      Syntel, Inc.                          (a)             7,224,941
                                                                  -------------
                                                                     15,993,510
                                                                  -------------
            COMPUTERS - 4.40%
   139,090      Apple, Inc.*                          (a)            21,346,143
   166,194      Hewlett-Packard Co.                                   8,274,799
                                                                  -------------
                                                                     29,620,942
                                                                  -------------
            COMPUTERS - MEMORY DEVICES - 0.00%
         1      Seagate Technology Escrow*                                   28
                                                                  -------------
            COMPUTERS - PERIPHERAL EQUIPMENT - 3.02%
   425,183      Synaptics, Inc.*                      (a)            20,306,740
                                                                  -------------
            DECISION SUPPORT SOFTWARE - 0.52%
   297,620      Wind River Systems, Inc.*                             3,502,987
                                                                  -------------
            ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.65%

   337,150      Vishay Intertechnology, Inc.*                         4,393,065
                                                                  -------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS - 8.76%

   583,919      Altera Corp.                          (a)            14,060,770
   588,118      MIPS Technologies, Inc.*              (a)             4,646,132
   153,270      Netlogic Microsystems, Inc.*          (a)             5,534,580
   167,830      Nvidia Corp.*                                         6,082,159
 2,278,820      ON Semiconductor Corp.*               (a)            28,621,979
                                                                  -------------
                                                                     58,945,620
                                                                  -------------
            ENTERPRISE SOFTWARE / SERVICES - 7.55%
   459,280      BEA Systems, Inc.*                    (a)             6,370,214
   148,910      BMC Software, Inc.*                                   4,650,459
   721,030      Informatica Corp.*                    (a)            11,320,171
 1,481,090      Lawson Software, Inc.*                (a)            14,825,711
   534,960      Taleo Corp., Class A*                 (a)            13,593,333
                                                                  -------------
                                                                     50,759,888
                                                                  -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
  SHARES                                                         MARKET VALUE

          U.S. COMMON STOCK - (CONTINUED)

            ENTERTAINMENT SOFTWARE - 0.42%
   113,152      THQ, Inc.*                                         $  2,826,537
                                                                  -------------
            INDUSTRIAL AUDIO & VIDEO PRODUCTION - 0.96%
   184,750      Dolby Laboratories, Inc., Class A*    (a)             6,432,995
                                                                  -------------
            INTERNET APPLICATION SOFTWARE - 0.86%
   407,450      Interwoven, Inc.*                     (a)             5,798,014
                                                                  -------------
            INTERNET INCUBATORS - 0.26%
   750,398      Safeguard Scientifics, Inc.*          (a)             1,718,411
                                                                  -------------
            INTERNET INFRASTRUCTURE SOFTWARE - 0.03%
    37,180      SupportSoft, Inc.*                                      217,131
                                                                  -------------
            MEDICAL - DRUGS - 1.41%
   279,360      OSI Pharmaceuticals, Inc.*            (a)             9,495,446
                                                                  -------------
            SEMICONDUCTOR COMPONENTS - INTEGRATED
              CIRCUITS - 2.46%
   589,830      Cirrus Logic, Inc.*                   (a)             3,774,912
   435,590      Maxim Integrated Products, Inc.       (a)            12,784,567
                                                                  -------------
                                                                     16,559,479
                                                                  -------------
            SEMICONDUCTOR EQUIPMENT - 1.30%
   232,518      Tessera Technologies, Inc.*           (a)             8,719,425
                                                                  -------------
            TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.23%
   115,243      Oplink Communications, Inc.*          (a)             1,574,219
                                                                  -------------
            THEATERS - 1.96%
   586,948      National CineMedia, Inc.              (a)            13,147,635
                                                                  -------------
            THERAPEUTICS - 1.70%
   279,061      Gilead Sciences, Inc.*                (a)            11,405,223
                                                                  -------------
            WEB PORTALS / ISP - 1.10%
   276,750      Yahoo!, Inc.*                                         7,428,662
                                                                  -------------
            WIRELESS EQUIPMENT - 1.85%
   353,340      SBA Communications Corp., Class A*    (a)            12,465,835
                                                                  -------------
          TOTAL U.S. COMMON STOCK (COST $263,114,442)              $281,311,792
                                                                  -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
  SHARES                                                         MARKET VALUE

          BERMUDA COMMON STOCK - 1.58%

            CONSULTING SERVICES - 1.58%
   625,225      Genpact, Ltd.*                        (a)           $10,597,564
                                                                  -------------
          TOTAL BERMUDA COMMON STOCK (COST $9,418,342)              $10,597,564
                                                                  -------------

          BRAZIL COMMON STOCK - 0.70%

            CELLULAR TELECOMMUNICATIONS - 0.70%
   945,090      Vivo Participacoes S.A. - Sponsored ADR               4,687,646
                                                                  -------------
          TOTAL BRAZIL COMMON STOCK (COST $4,564,777)               $ 4,687,646
                                                                  -------------

          CANADA COMMON STOCK - 1.82%

            ADVANCED MATERIALS / PRODUCTS - 1.82%
 2,280,022      Neo Material Technologies, Inc.*                     12,275,453
                                                                  -------------
          TOTAL CANADA COMMON STOCK (COST $8,343,195)               $12,275,453
                                                                  -------------

          CHINA COMMON STOCK - 21.54%

            ADVERTISING SALES - 7.83%
   907,926      Focus Media Holding, Ltd. -
                Sponsored ADR*                        (a)            52,677,866
                                                                  -------------
            BUILDING AND CONSTRUCTION PRODUCTS
              - MISCELLANEOUS - 0.72%
 1,466,897      China National Building Material Co., Ltd.            4,833,860
                                                                  -------------
            DIVERSIFIED MINERALS - 0.73%
15,791,582      China Rare Earth Holdings, Ltd.                       4,878,556
                                                                  -------------
            ENERGY - ALTERNATE SOURCES - 1.67%
   429,580      Yingli Green Energy Holding Co.,  Ltd.
                  - Sponsored ADR*                                   11,199,151
                                                                  -------------
            INTERNET CONTENT - ENTERTAINMENT - 3.50%
   169,807      Perfect World Co., Ltd. - Sponsored ADR*              4,598,374
   509,763      Shanda Interactive Entertainment, Ltd.
                  - Sponsored ADR*                    (a)            18,953,039
                                                                  -------------
                                                                     23,551,413
                                                                  -------------
            MACHINERY - FARM - 0.35%
 4,105,951      First Tractor Co., Ltd.*                              2,383,662
                                                                  -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
  SHARES                                                         MARKET VALUE

          CHINA COMMON STOCK - (CONTINUED)

            MACHINERY - GENERAL INDUSTRY - 0.41%
 4,196,697      Haitian International Holdings, Ltd.               $  2,755,067
                                                                  -------------
            MEDICAL INSTRUMENTS - 0.10%
 1,498,797      Golden Meditech Co., Ltd.                               686,827
                                                                  -------------
            MULTI-MEDIA - 1.16%
 1,019,972      Xinhua Finance Media, Ltd. - Sponsored ADR*           7,812,985
                                                                  -------------
            POWER CONVERSION / SUPPLY EQUIPMENT - 0.69%
 2,557,451      China High Speed Transmission Equipment
                  Group Co., Ltd.*                                    4,628,573
                                                                  -------------
            PUBLIC THOROUGHFARES - 0.20%
 1,281,231      Shenzhen Expressway Co., Ltd.                         1,330,931
                                                                  -------------
            WEB PORTALS / ISP - 4.18%
   553,457      Sina Corp.*                           (a)            26,482,918
    43,771      Sohu.com, Inc.*                                       1,650,604
                                                                  -------------
                                                                     28,133,522
                                                                  -------------
          TOTAL CHINA COMMON STOCK (COST $113,526,990)             $144,872,413
                                                                  -------------

          FINLAND COMMON STOCK - 1.45%

            WIRELESS EQUIPMENT - 1.45%
   257,740      Nokia Corp. - Sponsored ADR                           9,776,078
                                                                  -------------
          TOTAL FINLAND COMMON STOCK (COST $8,730,909)             $  9,776,078
                                                                  -------------

          FRANCE COMMON STOCK - 4.84%

            ENTERPRISE SOFTWARE / SERVICES - 1.64%
   246,290      Business Objects S.A.
                - Sponsored ADR*                      (a)            11,051,032
                                                                  -------------
            ENTERTAINMENT SOFTWARE - 3.20%
   315,947      UBISOFT Entertainment*                               21,522,643
                                                                  -------------
          TOTAL FRANCE COMMON STOCK (COST $22,372,552)             $ 32,573,675
                                                                  -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
  SHARES                                                         MARKET VALUE

            HONG KONG COMMON STOCK - 10.24%

              AGRICULTURAL CHEMICALS - 0.60%
  6,900,901       Century Sunshine Ecological Technology
                    Holdings, Ltd.                                  $   790,588
  4,119,890       Sinofert Holdings, Ltd.                             3,240,271
                                                                  -------------
                                                                      4,030,859
                                                                  -------------
              AGRICULTURAL OPERATIONS - 0.66%
  4,089,205       China Green Holdings, Ltd.                          4,426,794
                                                                  -------------
              AUTOMOBILE / TRUCK PARTS & EQUIPMENT
                - ORIGINAL - 0.17%
    769,759       Minth Group, Ltd.                                   1,175,152
                                                                  -------------
              AUTOMOBILE / TRUCK PARTS & EQUIPMENT
                - REPLACEMENT - 1.15%
  5,913,483       Xinyi Glass Holdings Co., Ltd.                      7,764,222
                                                                  -------------
              BUILDING - HEAVY CONSTRUCTION - 0.23%
    169,613       Cheung Kong Infrastructure Holdings                   637,524
  2,328,334       PYI Corp., Ltd.                                       944,083
                                                                  -------------
                                                                      1,581,607
                                                                  -------------
              BUILDING AND CONSTRUCTION PRODUCTS
                - MISCELLANEOUS - 1.31%
119,884,896     CATIC International Holdings, Ltd.*                   8,796,173
                                                                  -------------
              COMMERCIAL SERVICES - 1.82%
 81,804,394       Shenzen International Holdings                     12,214,876
                                                                  -------------
              DISTRIBUTION / WHOLESALE - 0.10%
  2,236,886       Pacific Andes International Holdings, Ltd.            670,894
                                                                  -------------
              DIVERSIFIED FINANCIAL SERVICES - 0.87%
  1,632,416       China Everbright, Ltd.*                             5,820,564
                                                                  -------------
              DIVERSIFIED OPERATIONS - 2.15%
  2,506,742       Guangdong Investment, Ltd.                          1,719,853
  3,408,722       Noble Group, Ltd.                                   4,982,941
      4,873       NWS Holdings, Ltd.                                     11,466
  5,439,464       Tianjin Development Holdings, Ltd.                  7,758,010
                                                                  -------------
                                                                     14,472,270
                                                                  -------------
              MACHINERY CONSTRUCTION & MINING - 0.16%
    470,249       China Infrastructure Machinery Holdings, Ltd.       1,089,569
                                                                  -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
  SHARES                                                         MARKET VALUE

          HONG KONG COMMON STOCK - (CONTINUED)

            MEDICAL - BIOMEDICAL / GENETICS - 0.25%
 9,794,490      Mingyuan Medicare Development Co., Ltd.             $ 1,664,218
                                                                  -------------
            REAL ESTATE OPERATIONS / DEVELOPMENT - 0.69%
11,516,849      China Everbright International, Ltd.                  4,610,505
                                                                  -------------
            RETAIL - DRUG STORE - 0.08%
 6,039,846      China WindPower Group, Ltd.*                            528,676
                                                                  -------------
          TOTAL HONG KONG COMMON STOCK (COST $61,877,452)           $68,846,379
                                                                  -------------

          INDIA COMMON STOCK - 1.55%

            APPLICATIONS SOFTWARE - 1.55%
   403,020      Satyam Computer Services, Ltd.
                        - Sponsored ADR               (a)            10,434,188
                                                                  -------------
          TOTAL INDIA COMMON STOCK (COST $10,228,083)               $10,434,188
                                                                  -------------

          SINGAPORE COMMON STOCK - 1.72%

            FINANCE - OTHER SERVICES - 1.72%
 1,332,148      Singapore Exchange, Ltd.                             11,576,482
                                                                  -------------
          TOTAL SINGAPORE COMMON STOCK (COST $5,811,207)            $11,576,482
                                                                  -------------

          SPAIN COMMON STOCK - 9.57%

            BUILDING - HEAVY CONSTRUCTION - 2.15%
   263,174      ACS Actividades de Construccion y
                  Servicios, S.A.                                    14,484,376
                                                                  -------------
            FINANCE - INVESTMENT BANKER / BROKER - 4.76%
   516,824      Bolsas y Mercados Espanoles                          32,001,987
                                                                  -------------
            POWER CONVERSION / SUPPLY EQUIPMENT - 2.66%
   438,359      Gamesa Corp. Tecnologica, S.A.                       17,860,779
                                                                  -------------
          TOTAL SPAIN COMMON STOCK (COST $57,663,899)               $64,347,142
                                                                  -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
  SHARES                                                         MARKET VALUE

          SWITZERLAND COMMON STOCK - 1.47%

            ENGINEERING / R&D SERVICES - 1.47%
   378,190      ABB, Ltd. - Sponsored ADR             (a)           $ 9,919,924
                                                                  -------------
          TOTAL SWITZERLAND COMMON STOCK (COST $6,697,711)          $ 9,919,924
                                                                  -------------

          UNITED KINGDOM COMMON STOCK - 3.41%

            ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.41%
 2,435,672      ARM Holdings PLC - Sponsored ADR      (a)            22,919,673
                                                                  -------------
          TOTAL UNITED KINGDOM COMMON STOCK (COST $20,115,437)      $22,919,673
                                                                  -------------

CONTRACTS

          PURCHASED OPTIONS - 3.83%

            CALL OPTIONS - 2.55%
            UNITED STATES - 2.45%
            ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.16%
    14,325      Micron Technology, Inc., 11/17/07, $11.00             1,074,375
                                                                  -------------
            NETWORKING PRODUCTS - 0.71%
     8,394      Cisco Systems, Inc., 10/20/07, $27.50                 4,742,610
                                                                  -------------
            WEB PORTALS / ISP - 1.58%
       830      Google, Inc., Class A, 10/20/07, $450.00              9,827,200
     1,825      Yahoo!, Inc., 10/20/07, $22.50                          821,250
                                                                  -------------
                                                                     10,648,450
                                                                  -------------


            TOTAL UNITED STATES (COST $11,601,833)                  $16,465,435
                                                                  -------------
            BERMUDA - 0.10%

            SEMICONDUCTOR COMPONENTS - INTEGRATED
              CIRCUITS - 0.10%
     1,716      Marvell Technology Group, Ltd.,
                  11/17/07, $12.50                                      686,400
                                                                  -------------

            TOTAL BERMUDA (COST $811,668)                           $   686,400
                                                                  -------------

            TOTAL CALL OPTIONS (COST $12,413,501)                    17,151,835
                                                                  -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2007
CONTRACTS                                                       MARKET VALUE
            PUT OPTIONS - 1.28%

            CABLE TELEVISION - 0.19%
     2,862      Comcast Corp., Special Class A,
                  01/19/08, $26.625                               $   1,287,900
                                                                  -------------
            REGISTERED INVESTMENT COMPANY - 1.09%
    11,959      SPDR Trust Series 1, 12/22/07, $145.00                2,917,996
    14,260      SPDR Trust Series 1, 12/22/07, $148.00                4,420,600
                                                                  -------------
                                                                      7,338,596
                                                                  -------------
            TOTAL PUT OPTIONS (COST $20,988,329)                      8,626,496
                                                                  -------------
          TOTAL PURCHASED OPTIONS (COST $33,401,830)                $25,778,331
                                                                  -------------

          TOTAL INVESTMENTS (COST $625,866,826) - 105.54%          $709,916,740
                                                                  -------------

          OTHER ASSETS, LESS LIABILITIES - (5.54%)**                (37,271,091)
                                                                  -------------

          NET ASSETS - 100.00%                                     $672,645,649
                                                                  =============
(a)  Partially or wholly held in a pledged account by the
     Custodian as collateral for securities sold, not yet purchased.
*    Non-income producing security.
**   Includes $31,511,134 invested in a PNC Bank Money Market
     Account, which is 4.68% of net assets.
ADR  American Depository Receipt
+ At December 31, 2006, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $483,709,250 and $214,852,584, respectively. At December 31, 2006, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $28,897,783, consisting of $41,381,068 gross unrealized appreciation and $12,483,285 gross unrealized depreciation.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


  SHARES                                                      SEPTEMBER 30, 2007
                                                                 MARKET VALUE


          SECURITIES SOLD, NOT YET PURCHASED - (43.31%)

          U.S. COMMON STOCK - (34.33%)
            ADVERTISING SERVICES - (1.40%)
   167,530      R.H. Donnelley Corp.                               $ (9,385,031)
                                                                  --------------
            BUILDING PRODUCTS - CEMENT / AGGREGATE - (1.41%)
    71,080      Martin Marietta Materials, Inc.                      (9,492,734)
                                                                  -------------
            COMMERCIAL BANKS - WESTERN U.S. - (0.71%)
    85,830      Cathay General Bancorp                               (2,764,584)
   114,540      UCBH Holdings, Inc.                                  (2,002,159)
                                                                  -------------
                                                                     (4,766,743)
                                                                  -------------
            COMMERCIAL SERVICES - FINANCE - (0.67%)
   160,430      Jackson Hewitt Tax Service, Inc.                     (4,485,623)
                                                                  -------------
            COMPUTER SERVICES - (1.11%)
   343,380      Electronic Data Systems Corp.                        (7,499,419)
                                                                  -------------
            COMPUTERS - MEMORY DEVICES - (1.06%)
   128,870      SanDisk Corp.                                        (7,100,737)
                                                                  -------------
            COMPUTERS - PERIPHERAL EQUIPMENT - (0.02%)
     9,860      Immersion Corp.                                        (161,507)
                                                                  -------------
            DATA PROCESSING / MANAGEMENT - (0.32%)
    59,800      Fair Isaac Corp.                                     (2,159,378)
                                                                  -------------
            DIRECT MARKETING - (0.79%)
   268,560      Harte-Hanks, Inc.                                    (5,285,261)
                                                                  -------------
            ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.30%)
    83,430      Benchmark Electronics, Inc.                          (1,991,474)
                                                                  -------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS - (6.38%)
    77,010      Advanced Micro Devices, Inc.                         (1,016,532)
    67,540      AMIS Holdings, Inc.                                    (655,813)
   299,170      Fairchild Semiconductor International, Inc.          (5,588,496)
   286,390      Intel Corp.                                          (7,406,045)
   159,130      Microchip Technology, Inc.                           (5,779,602)
   991,590      Micron Technology, Inc.                             (11,006,649)
    71,600      SIRF Technology Holdings, Inc.                       (1,528,660)
   401,050      Skyworks Solutions, Inc.                             (3,625,492)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


  SHARES                                                      SEPTEMBER 30, 2007
                                                                 MARKET VALUE


          U.S. COMMON STOCK - (CONTINUED)

            ELECTRONIC COMPONENTS - SEMICONDUCTORS - (CONTINUED)
   171,830      Texas Instruments, Inc.                            $ (6,287,260)
                                                                  -------------
                                                                    (42,894,549)
                                                                  -------------
            ENTERTAINMENT SOFTWARE - (1.00%)
   120,406      Electronic Arts, Inc.                                (6,741,532)
                                                                  -------------
            FOOD - CONFECTIONERY - (0.62%)
    90,500      Hershey Co.                                          (4,200,105)
                                                                  -------------
            HUMAN RESOURCES - (0.56%)
   125,210      Robert Half International, Inc.                      (3,738,770)
                                                                  -------------
            MACHINERY - PUMPS - (0.65%)
   112,530      Graco, Inc.                                          (4,401,048)
                                                                  -------------
            PROPERTY / CASUALTY INSURANCE - (0.50%)
   91,560       First American Corp.                                 (3,352,927)
                                                                  -------------
            REGISTERED INVESTMENT COMPANY - (10.01%)
   572,870      Financial Select Sector SPDR                        (19,660,898)
   264,270      iShares Dow Jones U.S. Real Estate Index Fund       (20,208,727)
   261,690      iShares MSCI South Korea Index Fund                 (17,810,622)
   572,760      iShares MSCI Taiwan Index Fund                       (9,622,368)
                                                                  -------------
                                                                    (67,302,615)
                                                                  -------------
            RENTAL AUTO / EQUIPMENT - (0.52%)
   193,402      Rent-A-Center, Inc.                                  (3,506,378)
                                                                  -------------
            RETAIL - AUTOMOBILE - (0.71%)
   270,550      AutoNation, Inc.                                     (4,794,146)
                                                                  -------------
            RETAIL - DISCOUNT - (0.95%)
   100,240      Target Corp.                                         (6,372,257)
                                                                  -------------
            SEMICONDUCTOR COMPONENTS - INTEGRATED
              CIRCUITS - (1.10%)
   212,190      Linear Technology Corp.                              (7,424,528)
                                                                  -------------
            SEMICONDUCTOR EQUIPMENT - (0.77%)
    20,020      Kla-Tencor Corp.                                     (1,116,716)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


  SHARES                                                      SEPTEMBER 30, 2007
                                                                 MARKET VALUE


          U.S. COMMON STOCK - (CONTINUED)

            SEMICONDUCTOR EQUIPMENT - (CONTINUED)
   149,950      Novellus Systems, Inc.                            $  (4,087,637)
                                                                  -------------
                                                                     (5,204,353)
                                                                  -------------
            SUPER-REGIONAL BANKS - U.S. - (2.42%)
   457,770      Wells Fargo & Co.                                   (16,305,767)
                                                                  --------------
            TELECOMMUNICATION EQUIPMENT - (0.26%)
   102,980      Avaya, Inc.                                          (1,746,541)
                                                                  -------------
            WEB PORTALS / ISP - (0.09%)
    74,610      Earthlink, Inc.                                        (590,911)
                                                                  -------------
          TOTAL U.S. COMMON STOCK (PROCEEDS $231,966,085)         $(230,904,334)
                                                                  -------------

          BERMUDA COMMON STOCK - (0.72%)

            CONSULTING SERVICES - (0.72%)
   119,580      Accenture, Ltd., Class A                             (4,813,095)
                                                                  -------------
          TOTAL BERMUDA COMMON STOCK (PROCEEDS $4,686,476)          $(4,813,095)
                                                                  -------------

          CAYMAN ISLAND COMMON STOCK - (0.31%)

            ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.31%)
    17,710      Garmin, Ltd.                                         (2,114,574)
                                                                  -------------
          TOTAL CAYMAN ISLAND COMMON STOCK (PROCEEDS $990,383)    $  (2,114,574)
                                                                  -------------

          CHINA COMMON STOCK - (2.82%)

            DIRECT MARKETING - (0.15%)
    49,480      Acorn International, Inc. - Sponsored ADR            (1,023,246)
                                                                  -------------
            ELECTRIC - GENERATION - (0.65%)
 3,808,967      Datang International Power Generation Co.            (4,378,377)
                                                                  -------------
            SEMICONDUCTOR COMPONENTS - INTEGRATED
              CIRCUITS - (0.07%)
    77,100      Semiconductor Manufacturing, Inc. - Sponsored ADR      (461,829)
                                                                  -------------
            TELECOMMUNICATION EQUIPMENT - (1.95%)
 3,726,179      Foxconn International Holdings, Ltd.                (10,216,397)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                      SEPTEMBER 30, 2007
                                                                 MARKET VALUE


          CHINA COMMON STOCK - (CONTINUED)

            TELECOMMUNICATION EQUIPMENT - (CONTINUED)
   554,199      ZTE Corp.                                           $(2,921,286)
                                                                  -------------
                                                                    (13,137,683)
                                                                  -------------
          TOTAL CHINA COMMON STOCK (PROCEEDS $18,847,972)          $(19,001,135)
                                                                  -------------

          FRANCE COMMON STOCK - (0.35%)

            TELECOMMUNICATION EQUIPMENT - (0.35%)
   229,120      Alcatel-Lucent                                       (2,332,442)
                                                                  -------------
          TOTAL FRANCE COMMON STOCK (PROCEEDS $2,330,550)          $ (2,332,442)
                                                                  -------------

          HONG KONG COMMON STOCK - (1.20%)

            DIVERSIFIED OPERATIONS - (0.18%)
   116,665      Hutchinson Whampoa, Ltd.                             (1,248,698)
                                                                  -------------
            FOOD - MISCELLANEOUS / DIVERSIFIED - (0.24%)
   2,528,392    China Foods, Ltd.                                    (1,607,777)
                                                                  -------------
            PUBLISHING - NEWSPAPERS - (0.01%)
   116,982      SCMP Group, Ltd.                                        (39,151)
                                                                  -------------
            REAL ESTATE OPERATIONS / DEVELOPMENT - (0.76%)
 1,514,994      China Overseas Land & Investment, Ltd.               (3,459,545)
   517,802      China Resources Land, Ltd.                           (1,079,775)
    77,753      Kerry Properties, Ltd.                                 (597,508)
                                                                  -------------
                                                                     (5,136,828)
                                                                  -------------
            RETAIL -  PERFUME AND COSMETICS - (0.01%)
   140,093      SA SA International Holdings, Ltd.                      (49,591)
                                                                  -------------
          TOTAL HONG KONG COMMON STOCK (PROCEEDS $7,912,931)       $ (8,082,045)
                                                                  -------------

          JAPAN COMMON STOCK - (0.07%)

            AUDIO / VIDEO PRODUCTS - (0.07%)
     9,250       Sony Corp. - Sponsored ADR                            (444,555)
                                                                  -------------
          TOTAL JAPAN COMMON STOCK (PROCEEDS $346,927)             $   (444,555)
                                                                  -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                      SEPTEMBER 30, 2007
                                                                 MARKET VALUE


          SOUTH KOREA COMMON STOCK - (0.87%)

            ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.87%)
   245,630      LG Philips LCD Co., Ltd. - Sponsored ADR          $  (5,880,382)
                                                                  -------------
          TOTAL SOUTH KOREA COMMON STOCK (PROCEEDS $5,658,567)    $  (5,880,382)
                                                                  -------------

          SWITZERLAND COMMON STOCK - (1.05%)

            COMPUTERS - PERIPHERAL EQUIPMENT - (1.05%)
   237,980      Logitech International S.A.                          (7,032,309)
                                                                  -------------
          TOTAL SWITZERLAND COMMON STOCK (PROCEEDS $6,342,375)    $  (7,032,309)
                                                                  -------------

          TAIWAN COMMON STOCK - (1.59%)

            ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.27%)
   109,280      AU Optronics Corp. - Sponsored ADR                   (1,849,018)
                                                                  -------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.01%)
   302,315      Silicon Motion Technology Corp. - Sponsored ADR      (6,805,111)
                                                                  -------------
            SEMICONDUCTOR COMPONENTS -
              INTEGRATED CIRCUITS - (0.31%)
   572,780      United Microelectronics Corp. - Sponsored ADR        (2,056,280)
                                                                  -------------
          TOTAL TAIWAN COMMON STOCK (PROCEEDS $10,274,180)        $ (10,710,409)
                                                                  -------------

          UNITED KINGDOM COMMON STOCK - 0.00%

            CELLULAR TELECOMMUNICATIONS - 0.00%
1               Vodafone Group PLC - Sponsored ADR                          (27)
                                                                  -------------
          TOTAL UNITED KINGDOM COMMON STOCK (PROCEEDS $19)                 $(27)
                                                                  -------------
          TOTAL SECURITIES SOLD,
            NOT YET PURCHASED (PROCEEDS $289,356,465)             $(291,315,307)
                                                                  =============

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS
(UNAUDITED)

     Net                                                                                             Unrealized
  Notional               Maturity                                                                  Appreciation /
   Amount                  Date                                                                     Depreciation
  ---------          -----------------      ------------------------------------------             --------------

                  APPLICATIONS SOFTWARE - (0.27%)
 47,056,935             10/23/2008          TomTom NV                                                 (1,828,715)
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 7/25/2007
                                            to  receive  the total  return of the  shares of
                                            TomTom NV in  exchange  for an amount to be paid
                                            monthly  equal to the 1 month  LIBOR  rate  plus
                                            0.50%.

                  AUDIO / VIDEO PRODUCTS - (0.01%)
 (4,255,599)             1/8/2010           Matsushita Electric Industrial Co., Ltd.                     (96,186)
                                                                                                     -----------

                                            Agreement  with  Morgan Stanley,  dated 2/2/2007
                                            to  deliver  the total  return of the  shares of
                                            Matsushita  Electric  Industrial  Co.,  Ltd.  in
                                            exchange for an amount  to  be  received monthly
                                            equal to the 1 month LIBOR rate less 0.40%.

                  BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - (0.13%)
 11,883,313              4/24/2008          GS Engineering & Construction Corp.                         (847,395)
                                                                                                     -----------

                                            Agreement with Morgan Stanley,  dated  2/26/2007
                                            to receive the total  return of the shares of GS
                                            Engineering  &  Construction  Corp.  in exchange
                                            for an amount to be paid monthly  equal to the 1
                                            month LIBOR rate plus 0.45%.

                  BUILDING  - HEAVY CONSTRUCTION - 0.04%
  5,095,527              5/20/2009          YTL Corp. BHD                                                289,814
                                                                                                     -----------

                                            Agreement with Morgan Stanley,  dated 05/18/2007
                                            to  receive  the total  return of the  shares of
                                            YTL Corp.  BHD in  exchange  for an amount to be
                                            paid  monthly  equal to the 1 month  LIBOR  rate
                                            plus 0.45%.

                  CHEMICALS - OTHERS - 0.05%
  2,504,585              4/24/2008          China Synthetic Rubber Corp.                                 304,659
                                                                                                     -----------

                                            Agreement with Morgan Stanley,  dated  7/25/2007
                                            to  receive  the total  return of the  shares of
                                            China Synthetic  Rubber Corp. in exchange for an
                                            amount to be paid  monthly  equal to the 1 month
                                            LIBOR rate plus 0.45%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)

     Net                                                                                             Unrealized
  Notional               Maturity                                                                  Appreciation /
   Amount                  Date                                                                     Depreciation
  ---------          -----------------      ------------------------------------------             --------------

                     COMPUTERS - 0.03%
 (1,066,991)             4/24/2008          Acer, Inc.                                                   (28,297)
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 5/10/2007
                                            to  deliver  the total  return of the  shares of
                                            Acer  Inc.  in  exchange  for  an  amount  to be
                                            received monthly equal to the 1 month LIBOR rate
                                            less 3.50%.

  4,444,455              4/24/2008          Mitac International Corp.                                    218,933
                                                                                                     -----------

                                            Agreement with Morgan Stanley, dated 9/7/2007 to
                                            receive the total  return of the shares of Mitac
                                            International Corp. in exchange for an amount to
                                            be paid  monthly  equal  to  the  1  month LIBOR
                                            rate less 0.40%.
                                                                                                     -----------
                                                                                                         190,636
                                                                                                     -----------

                  COMPUTERS - INTERGRATED SYSTEMS - (0.03%)
 (3,888,954)             1/8/2010           Fujitsu, Ltd.                                               (202,240)
                                                                                                     -----------

                                            Agreement with Morgan Stanley, dated 2/1/2007 to
                                            deliver  the  total  return  of  the  shares  of
                                            Fujitsu,  Ltd. in  exchange  for an amount to be
                                            received monthly equal to the 1 month LIBOR rate
                                            less 0.40%.

                  DIVERSIFIED MINERALS - 0.06%
  8,740,557              1/8/2010           Dowa Holdings Co., Ltd.                                      378,192
                                                                                                     -----------

                                            Agreement with Morgan Stanley, dated 6/4/2007 to
                                            receive  the total  return of the shares of Dowa
                                            Holdings  Co., Ltd. in exchange for an amount to
                                            be paid monthly  equal to the 1 month LIBOR rate
                                            plus 0.45%.

                  DIVERSIFIED OPERATIONS - 0.06%
  1,653,482              5/20/2009          Lion Diversified Holdings BHD                                152,646
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 6/13/2007
                                            to  receive  the total  return of the  shares of
                                            Lion Diversified Holdings BHD in exchange for an
                                            amount to be paid  monthly  equal to the 1 month
                                            LIBOR rate plus 0.45%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)


     Net                                                                                             Unrealized
  Notional               Maturity                                                                  Appreciation /
   Amount                  Date                                                                     Depreciation
  ---------          -----------------      ------------------------------------------             --------------

                  DIVERSIFIED OPERATIONS - (CONTINUED)
    472,206              4/24/2008          ON*Media Corp.                                               (21,808)
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 2/14/2007
                                            to  receive  the total  return of the  shares of
                                            ON*Media  Corp.  in exchange for an amount to be
                                            paid  monthly  equal to the 1 month  LIBOR  rate
                                            plus 0.45%.

  2,482,029              5/20/2009          UEM World BHD                                                275,641
                                                                                                     -----------

                                            Agreement with Morgan Stanley,  dated 05/18/2007
                                            to  receive  the total  return of the  shares of
                                            UEM  World BHD in  exchange  for an amount to be
                                            paid  monthly  equal to the 1 month  LIBOR  rate
                                            plus 0.45%.
                                                                                                     -----------
                                                                                                         406,479
                                                                                                     -----------

                  E-COMMERCE / PRODUCTS - (0.08%)
 12,286,724              4/24/2008          Daum Communications Corp.                                   (553,378)
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 7/13/2006
                                            to  receive  the total  return of the  shares of
                                            Daum  Communications  Corp.  in exchange  for an
                                            amount to be paid  monthly  equal to the 1 month
                                            LIBOR rate plus 0.45%.

                  E-COMMERCE / SERVICES - 0.04%
  2,748,005              4/24/2008          eSang Networks Co., Ltd.                                     242,439
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 9/22/2006
                                            to  receive  the total  return of the  shares of
                                            eSang  Networks  Co.,  Ltd..  in exchange for an
                                            amount to be paid  monthly  equal to the 1 month
                                            LIBOR rate plus 0.45%.

                  ELECTRIC PRODUCTS - MISCELLANEOUS - (0.10%)
 (1,274,658)             4/24/2008          LG Electronics, Inc.                                         (86,295)
                                                                                                     -----------

                                            Agreement with Morgan Stanley, dated 2/1/2007 to
                                            deliver  the total  return  of the  shares of LG
                                            Electronics,  Inc. in exchange  for an amount to
                                            be received  monthly  equal to the 1 month LIBOR
                                            rate less 1.50%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)


     Net                                                                                             Unrealized
  Notional               Maturity                                                                  Appreciation /
   Amount                  Date                                                                     Depreciation
  ---------          -----------------      ------------------------------------------             --------------

                  ELECTRIC PRODUCTS - MISCELLANEOUS - (CONTINUED)
 (6,924,270)             1/8/2010           Toshiba Corp.                                               (602,658)
                                                                                                     -----------

                                            Agreement with Morgan Stanley, dated 1/5/2007 to
                                            deliver  the  total  return  of  the  shares  of
                                            Toshiba  Corp.  in exchange  for an amount to be
                                            received monthly equal to the 1 month LIBOR rate
                                            less 0.40%.
                                                                                                     -----------
                                                                                                        (688,953)
                                                                                                     -----------

                  ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.07%)
 (3,688,917)             4/24/2008          Asustek Computer, Inc.                                       (43,242)
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 3/23/2007
                                            to  deliver  the total  return of the  shares of
                                            Asustek Computer, Inc. in exchange for an amount
                                            to be  received  monthly  equal  to the 1  month
                                            LIBOR rate less 3.50%.

  1,317,383              4/24/2008          I-Chiun Precision Industry Co.                                53,769
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 3/26/2007
                                            to  receive  the total  return of the  shares of
                                            I-Chiun  Precision  Industry Co. in exchange for
                                            an  amount  to  be  paid  monthly  equal  to the
                                            1 month LIBOR rate plus 0.45%.

  7,564,408              4/24/2008          Seoul Semiconductor Co., Ltd.                               (448,917)
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 3/22/2007
                                            to  receive  the total  return of the  shares of
                                            Seoul Semiconductor Co., Ltd. in exchange for an
                                            amount to be paid  monthly  equal to the 1 month
                                            LIBOR rate plus 0.45%.
                                                                                                     -----------
                                                                                                        (438,390)
                                                                                                     -----------

                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.30%)
  4,371,892              4/24/2008          Arima Optoelectronics Corp.                                  273,450
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 7/23/2007
                                            to  receive  the total  return of the  shares of
                                            Arima  Optoelectronics  Corp. in exchange for an
                                            amount to be paid  monthly to the 1 month  LIBOR
                                            rate plus 0.45%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)



     Net                                                                                             Unrealized
  Notional               Maturity                                                                  Appreciation /
   Amount                  Date                                                                     Depreciation
  ---------          -----------------      ------------------------------------------             --------------

                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - (CONTINUED)
 (9,545,048)             1/8/2010           Elpida Memory, Inc.                                       (1,099,820)
                                                                                                     -----------

                                            Agreement with Morgan Stanley, dated 1/5/2007 to
                                            deliver the total return of the shares of Elpida
                                            Memory,  Inc.  in  exchange  for an amount to be
                                            received monthly equal to the 1 month LIBOR rate
                                            less 0.91%.

(17,769,344)             4/24/2008          Hynix Semiconductor, Inc.                                 (1,427,293)
                                                                                                     -----------

                                            Agreement with Morgan Stanley,  dated 10/26/2006
                                            to  deliver  the total  return of the  shares of
                                            Hynix  Semiconductor,  Inc. in  exchange  for an
                                            amount  to be  received  monthly  equal to the 1
                                            month LIBOR rate less 2.53%.

  2,285,480              4/24/2008          MediaTek, Inc.                                                79,405
                                                                                                     -----------

                                            Agreement with Morgan Stanley, dated 5/5/2006 to
                                            receive  the  total  return  of  the  shares  of
                                            MediaTek,  Inc. in exchange  for an amount to be
                                            paid  monthly  equal to the 1 month  LIBOR  rate
                                            plus 0.45%.

  2,167,381              4/24/2008          Opto Technology Corp.                                        178,662
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 3/29/2007
                                            to  receive  the total  return of the  shares of
                                            Opto Technology  Corp. in exchange for an amount
                                            to be paid  monthly  equal to the 1 month  LIBOR
                                            rate plus 0.45%.
                                                                                                     -----------
                                                                                                      (1,995,596)
                                                                                                     -----------

                  ENGINES - INTERNAL COMBUSION - 0.05%
  7,362,312              4/24/2008          Hyunjin Materials Co., Ltd.                                  309,387
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 6/18/2007
                                            to  receive  the total  return of the  shares of
                                            Hyunjin  Materials  Co., Ltd. in exchange for an
                                            amount to  be paid  monthly equal to the 1 month
                                            LIBOR rate plus 0.45%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)


     Net                                                                                             Unrealized
  Notional               Maturity                                                                  Appreciation /
   Amount                  Date                                                                     Depreciation
  ---------          -----------------      ------------------------------------------             --------------

                  ENTERTAINMENT SOFTWARE - 0.04%
 12,323,454              1/8/2010           Capcom Co., Ltd.                                             272,162
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 7/13/2007
                                            to  receive  the total  return of the  shares of
                                            Capcom Co., Ltd. in exchange for an amount to be
                                            paid  monthly  equal to the 1 month  LIBOR  rate
                                            plus 0.45%.

    870,798              4/24/2008          International Games System Co., Ltd.                          23,232
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 6/14/2007
                                            to  receive  the total  return of the  shares of
                                            International Games System Co., Ltd. in exchange
                                            for an amount to be paid monthly  equal to the 1
                                            month LIBOR rate plus 0.45%.
                                                                                                     -----------
                                                                                                         295,394
                                                                                                     -----------

                  ENVIRONMENTAL CONSULTING & ENGINEERING - 0.00%
    234,264              4/24/2008          China Ecotek Corp.                                            18,435
                                                                                                     -----------

                                            Agreement with Morgan Stanley, dated 6/4/2007 to
                                            receive the total  return of the shares of China
                                            Ecotek  Corp.  in  exchange  for an amount to be
                                            paid  monthly  equal to the 1 month  LIBOR  rate
                                            plus 0.45%.

                  FINANCE - INVESTMENT BANKER / BROKER - 0.06%
 11,193,605              4/24/2008          Mirae Assets Securities Co., Ltd.                            375,863
                                                                                                     -----------

                                            Agreement  with  Morgan Stanley, dated 5/31/2007
                                            to  receive  the total  return of the  shares of
                                            Mirae Assets  Securities  Co.,  Ltd. in exchange
                                            for an amount to be paid monthly  equal to the 1
                                            month LIBOR rate plus 0.45%.

                  FINANCE - OTHER SERVICES - 0.07%
  9,785,491              5/20/2009          Bursa Malaysia BHD                                           445,929
                                                                                                     -----------

                                            Agreement with Morgan Stanley, dated 6/4/2007 to
                                            receive the total  return of the shares of Bursa
                                            Malaysia  BHD in  exchange  for an  amount to be
                                            paid  monthly  equal to the 1 month  LIBOR  rate
                                            plus 0.45%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)


     Net                                                                                             Unrealized
  Notional               Maturity                                                                  Appreciation /
   Amount                  Date                                                                     Depreciation
  ---------          -----------------      ------------------------------------------             --------------

                  METAL PROCESSORS & FABRICATION - 0.17%
 13,843,204             10/23/2008          Advanced Metallurgical Group NV                            1,168,930
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 7/11/2007
                                            to  receive  the total  return of the  shares of
                                            Advanced  Metallurgical Group NV in exchange for
                                            an  amount  to be paid  monthly  equal  to the 1
                                            month LIBOR rate plus 0.50%.

                  MOTION PICTURES & SERVICES - (0.02%)
  5,626,918              4/24/2008          CJ Internet Corp.                                           (127,400)
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 7/25/2007
                                            to receive the total  return of the shares of CJ
                                            Internet  Corp.  in exchange for an amount to be
                                            paid  monthly  equal to the 1 month  LIBOR  rate
                                            plus 0.45%.

                  PUBLIC THOROUGHFARES - 0.09%
  9,916,260              9/15/2008          Companhia de Concessoes Rodoviarias                          592,372
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 9/10/2007
                                            to  receive  the total  return of the  shares of
                                            Companhia de Concessoes  Rodoviarias in exchange
                                            for an amount to be paid monthly  equal to the 1
                                            month LIBOR rate plus 0.45%.

                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.03%
 (5,710,453)            10/23/2008          CSR PLC                                                     (674,953)
                                                                                                     -----------

                                            Agreement with Morgan Stanley,  dated 10/18/2006
                                            to deliver the total return of the shares of CSR
                                            PLC in  exchange  for an amount  to be  received
                                            monthly  equal to the 1 month  LIBOR  rate  less
                                            0.42%.

  5,811,367              4/24/2008          Richtek Technology Corp.                                     856,468
                                                                                                     -----------

                                            Agreement with Morgan Stanley,  dated 10/30/2006
                                            to  receive  the total  return of the  shares of
                                            Richtek  Technology  Corp.  in  exchange  for an
                                            amount to be paid  monthly  equal to the 1 month
                                            LIBOR rate plus 0.45%.
                                                                                                     -----------
                                                                                                         181,515
                                                                                                     -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)


     Net                                                                                             Unrealized
  Notional               Maturity                                                                  Appreciation /
   Amount                  Date                                                                     Depreciation
  ---------          -----------------      ------------------------------------------             --------------

                  SEMICONDUCTOR EQUIPMENT - 0.05%
  3,474,491              4/24/2008          MJC Probe, Inc.                                              351,795
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 2/26/2007
                                            to receive the total return of the shares of MJC
                                            Probe, Inc. in exchange for an amount to be paid
                                            monthly  equal to the 1 month  LIBOR  rate  plus
                                            0.45%.

                  TELEVISION - (0.01%)
 (1,210,303)             1/8/2010           Nippon Television Network Corp.                              (36,581)
                                                                                                     -----------

                                            Agreement with Morgan Stanley, dated 8/6/2007 to
                                            deliver the total return of the shares of Nippon
                                            Television  Network  Corp.  in  exchange  for an
                                            amount  to be  received  monthly  equal to the 1
                                            month LIBOR rate less 0.40%.

                  TRAVEL SERVICES - 0.04%
  5,027,575              4/24/2008          Hana Tour Service, Inc.                                      268,496
                                                                                                     -----------

                                            Agreement with Morgan  Stanley,  dated 3/28/2007
                                            to  receive  the total  return of the  shares of
                                            Hana  Tour  Service,  Inc.  in  exchange  for an
                                            amount to be paid  monthly  equal to the 1 month
                                            LIBOR rate plus 0.45%.

                  WEB PORTALS / ISP - 0.00%
 10,615,078              4/24/2008          NHN Corp.                                                    (29,538)
                                                                                                      -----------

                                            Agreement with Morgan  Stanley,  dated 6/30/2006
                                            to receive the total return of the shares of NHN
                                            Corp.  in  exchange  for an  amount  to be  paid
                                            monthly  equal to the 1 month  LIBOR  rate  plus
                                            0.45%.
                                                                                                     -----------
Total Swap Contracts                                                                                  (1,024,037)
                                                                                                     ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Xanthus Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date November 21, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date November 21, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date November 21, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.